United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4017

                      (Investment Company Act File Number)


                             Federated Equity Funds
              ---------------------------------------------------------------

                    (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 10/31/06


                 Date of Reporting Period: Quarter ended 1/31/06







Item 1.     Schedule of Investments


Federated Capital Appreciation Fund
Portfolio of Investments
January 31, 2006 (unaudited)

       Shares or
       Principal
        Amount                                                          Value

                           COMMON STOCKS--97.9%
                           Consumer Discretionary--7.4%
        469,087            CBS Corp. (New)                        $   12,257,243
       1,808,290           McDonald's Corp.                           63,308,233
        520,488            Nike, Inc., Class B                        42,133,504
        836,039            Target Corp.                               45,773,135
       2,457,700           Time Warner, Inc.                          43,083,481
                               TOTAL                                 206,555,596
                           Consumer Staples--4.8%
        766,150            Altria Group, Inc.                         55,423,291
        528,042            PepsiCo, Inc.                              30,193,442
        528,717            Procter & Gamble Co.                       31,315,908
        549,200    (1)     Smithfield Foods, Inc.                     14,740,528
                               TOTAL                                 131,673,169
                           Energy--17.1%
        385,000            Apache Corp.                               29,079,050
       1,073,516   (2)     Chevron Corp.                              63,745,380
        465,200    (2)     ConocoPhillips                             30,098,440
        418,500    (1)     Cooper Cameron Corp.                       20,251,215
       1,841,297           Exxon Mobil Corp.                         115,541,387
        727,000            GlobalSantaFe Corp.                        44,383,350
        922,300    (1)     Transocean Sedco Forex, Inc.               74,844,645
        994,800    (1)     Weatherford International Ltd.             44,547,144
       1,061,800           XTO Energy, Inc.                           52,113,144
                               TOTAL                                 474,603,755
                           Financials--16.9%
        595,300            Ace Ltd.                                   32,592,675
       1,060,440           Allstate Corp.                             55,195,902
       1,058,849           American International Group, Inc.         69,312,256
        789,058    (2)     Bank of America Corp.                      34,900,038
        588,250    (2)     Citigroup, Inc.                            27,400,685
        298,000            Federal Home Loan Mortgage Corp.           20,222,280
        410,222            Federal National Mortgage Association      23,768,263
        577,405            J.P. Morgan Chase & Co.                    22,951,849
       1,071,900           Merrill Lynch & Co., Inc.                  80,467,533
       1,171,082           Morgan Stanley                             71,962,989
        338,100            Wells Fargo & Co.                          21,083,916
        129,200            XL Capital Ltd., Class A                    8,741,672
                               TOTAL                                 468,600,058
                           Health Care--18.6%
        707,603            Abbott Laboratories                        30,533,069
        294,500    (1)     Amgen, Inc.                                21,466,105
        419,700            AstraZeneca PLC, ADR                       20,414,208
        517,602            Baxter International, Inc.                 19,073,634
        703,100   (1)(,2)  Cephalon, Inc.                             49,842,759
        938,200    (1)     Forest Laboratories, Inc., Class A         43,419,896
        657,560            Johnson & Johnson                          37,836,002
        494,500            McKesson HBOC, Inc.                        26,208,500
        813,316            Medtronic, Inc.                            45,927,954
        941,800            Novartis AG, ADR                           51,949,688
       3,235,408           Pfizer, Inc.                               83,085,277
        583,900            Shire PLC, ADR                             28,465,125
       1,275,176           Wyeth                                      58,976,890
                               TOTAL                                 517,199,107
                           Industrials--9.0%
        681,800            Deere & Co.                                48,925,968
        448,700    (1)     Foster Wheeler Ltd.                        22,098,475
        940,100            Northrop Grumman Corp.                     58,408,413
        533,238            Tyco International Ltd.                    13,890,850
        589,100            United Parcel Service, Inc.                44,129,481
       1,048,900           United Technologies Corp.                  61,224,293
                               TOTAL                                 248,677,480
                           Information Technology--13.7%
       1,922,600           Applied Materials, Inc.                    36,625,530
       2,322,733   (1)     Cisco Systems, Inc.                        43,133,152
       4,787,300   (1)     EMC Corp. Mass                             64,149,820
        510,768            IBM Corp.                                  41,525,438
       2,197,546           Intel Corp.                                46,741,803
        432,500            Linear Technology Corp.                    16,093,325
       1,939,179           Microsoft Corp.                            54,587,889
       3,526,341   (1)     Oracle Corp.                               44,326,106
       2,387,600   (1)     Xerox Corp.                                34,166,556
                               TOTAL                                 381,349,619
                           Materials--4.2%
       2,098,242           Alcoa, Inc.                                66,094,623
        382,100            PPG Industries, Inc.                       22,734,950
        477,800            United States Steel Corp.                  28,548,550
                               TOTAL                                 117,378,123
                           Telecommunication Services--3.9%
       2,251,124           AT&T, Inc.                                 58,416,668
       1,678,600           BellSouth Corp.                            48,293,322
                               TOTAL                                 106,709,990
                           Utilities--2.3%
        600,200            Consolidated Edison Co.                    28,215,402
        725,400    (2)     FirstEnergy Corp.                          36,342,540
                               TOTAL                                  64,557,942
                               TOTAL COMMON STOCKS (IDENTIFIED COST
                           $2,241,154,421)                         2,717,304,839

                           REPURCHASE AGREEMENTS--3.9%
  $   15,000,000           Interest in $1,400,000,000 joint repurchase
                           agreement 4.47%, dated 1/31/2006 under which
                           Barclays Capital, Inc. will repurchase U.S.
                           Government Agency securities with various
                           maturities to 12/19/2025 for $1,400,173,833 on
                           2/1/2006.  The market value of the underlying
                           securities at the end of the period was
                           $1,428,000,907(held as collateral for securities
                           lending) 15,000,000
      15,999,000           Interest in $2,000,000,000 joint repurchase
                           agreement 4.47%, dated 1/31/2006 under which Bear
                           Stearns & Co., will repurchase U.S. Government
                           Agency securities with various maturities to
                           1/1/2036 for $2,000,248,333 on 2/1/2006.  The
                           market value of the underlying securities at the
                           end of the period was $2,044,906,334 (held as
                           collateral for securities
                           lending)                                   15,999,000
      77,976,000           Interest in 1,760,000,000 joint repurchase
                           agreement 4.46%, dated 1/31/2006 under which
                           Deutsche Bank Securities, Inc. will repurchase
                           U.S. Government Agency securities with various
                           maturities to 8/16/2042 for $1,760,218,044 on
                           2/1/2006.  The market value of the underlying
                           securities at the end of the period was
                           $1,806,205,318.
                        ------------------------------------------------------
                                                                      77,976,000
                           TOTAL REPURCHASE AGREEMENTS
                        ------------------------------------------------------
                               ( AT AMORTIZED COST)                  108,975,000
                           TOTAL INVESTMENTS - 101.8%
                        ======================================================
                         (IDENTIFIED COST $2,350,129,421)(3)       2,826,279,839
                         OTHER ASSETS AND LIABILITIES-NET-(1.8)%    (48,952,808)
                         TOTAL NET ASSETS - 100%                  $2,777,327,031

==============================================================================
     1 Non-income producing security.

     2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned   Market Value of Collateral
       $30,369,297                         $30,999,000

     3 The cost of investments for federal tax purposes amounts to $2,350,129,421. The net unrealized appreciation of investments for federal tax purposes was $476,150,418. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $483,991,359 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,840,941.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.


Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt






Federated Kaufmann Fund
Portfolio of Investments
January 31, 2006 (unaudited)

        Shares,
      Units Held
      or Principal
        Amount                                                                     Value

                          COMMON STOCKS--93.2%
                          Consumer Discretionary--14.4%
       8,070,700   (1,2)  Advance Auto Parts, Inc.                          $   351,640,399
       1,323,600    (1)   Bed Bath & Beyond, Inc.                                49,515,876
       2,959,695          Bharat Forge Ltd.                                      26,025,193
        200,000     (3)   Carnival Corp.                                         10,352,000
       1,971,700  (1,2,3) Central European Media Enterprises Ltd., Class A      118,932,944
        342,300    (1,3)  Chipotle Mexican Grill, Inc.                           16,266,096
        700,000    (1,3)  Clear Channel Outdoor Holdings, Inc., Class A          13,965,000
       2,938,500   (1,3)  Clear Media Ltd.                                       2,634,015
        300,000    (1,2)  Concorde Career Colleges, Inc.                         4,350,000
       1,000,000   (1,3)  Educate, Inc.                                          12,480,000
        350,000   (1)(,3) Getty Images, Inc.                                     28,577,500
        400,000           Harley Davidson, Inc.                                  21,412,000
        101,156     (1)   Hollywood Media Corp., Warrants 5/22/2007               259,837
       5,000,000    (2)   J.D. Wetherspoon PLC                                   31,096,895
       1,200,000    (1)   Kohl's Corp.                                           53,268,000
       1,000,000   (1,3)  Lamar Advertising Co.                                  45,920,000
        215,499     (1)   Liberty Global, Inc., Class A                          4,611,679
        215,500    (1,3)  Liberty Global, Inc., Class C                          4,357,410
        700,000     (1)   Lodgenet Entertainment                                 9,443,000
       1,172,700    (3)   Orient-Express Hotel Ltd.                              37,854,756
        226,080     (1)   Pantaloon Retail India Ltd.                            8,626,162
       9,436,000   (2,3)  PetSmart, Inc.                                        236,466,160
        255,100     (3)   Speedway Motorsports, Inc.                             9,122,376
        250,000    (1,3)  Stamps.com, Inc.                                       7,127,500
        500,000   (1,4,5) Submarino SA                                           22,457,000
        936,701    (1,3)  Syntax-Brillian Corp.                                  4,468,064
        600,000    (1,3)  Texas Roadhouse, Inc.                                  9,306,000
        249,200    (1,3)  TomTom NV                                              8,281,997
        825,000     (3)   USS Co. Ltd.                                           52,502,343
        298,200     (1)   Volcom, Inc.                                           11,313,708
        33,000            Washington Post Co., Class B                           25,178,340
        900,000    (1,3)  Williams-Sonoma, Inc.                                  35,802,000
                              TOTAL                                            1,273,614,250
                          Consumer Staples--2.0%
       1,800,000   (1,3)  Dean Foods Co.                                         68,274,000
        289,500     (1)   Herbalife Ltd.                                         10,016,700
        494,700           Loews Corp.                                            22,815,564
        850,000   (1,4,5) Shoppers Drug Mart Corp.                               31,662,789
        300,000     (1)   Shoppers Drug Mart Corp.                               11,219,876
        480,000     (3)   Whole Foods Market, Inc.                               35,457,600
                              TOTAL                                             179,446,529
                          Energy--1.1%
        500,000     (3)   Kinder Morgan, Inc.                                    48,125,000
        794,600    (1,3)  The Houston Exploration Co.                            49,336,714
                              TOTAL                                              97,461,714
                          Financials--17.6%
       2,903,235          3i Group                                               47,361,683
       2,490,300    (3)   Advance America Cash Advance, Inc.                     35,486,775
           1       (4,5)  Apollo Investment Fund V                               6,163,779
       2,000,000          Axis Capital Holdings Ltd.                             59,800,000
        191,700           Brookfield Asset Management, Inc., Class A             10,267,452
       4,100,000   (1,2)  CB Richard Ellis Services, Inc.                       258,792,000
        705,000     (3)   Calamos Asset Management, Inc.                         24,491,700
        745,000           Capital One Financial Corp.                            62,058,500
           1       (4,5)  Denovo Ventures I LP                                   5,495,507
       1,440,600          Endurance Specialty Holdings Ltd.                      47,438,958
           1      (1)(,4,5FA Private Equity Fund IV LP                            344,850
       1,150,000   (1,3)  First Marblehead Corp.                                 37,237,000
        100,000     (3)   Global Signal, Inc.                                    4,830,000
           1       (4,5)  Greenfield Technology Venture Fund                       12,352
       2,006,800          Housing Development Finance Corp. Ltd.                 61,147,386
       4,029,800          ICICI Bank Ltd.                                        55,841,999
        791,300           ICICI Bank Ltd., ADR                                   24,862,646
       2,180,000    (3)   IPC Holdings Ltd.                                      59,426,800
           1       (4,5)  Incuvest LLC                                               0
           1      (1,4,5) Infrastructure Fund                                     126,578
        64,900      (1)   InterContinentalExchange, Inc.                         3,298,218
           1       (4,5)  Internet.com Corp.                                         0
        541,600    (1,3)  James River Group, Inc.                                11,189,456
        779,500           Korea Investment Holdings Co. Ltd.                     31,797,814
       2,850,000   (1,3)  Labranche & Co. Inc.                                   32,632,500
           1       (4,5)  Latin Healthcare Fund                                  12,296,344
        121,800    (1,3)  Markel Corp.                                           40,681,200
       1,000,000          Morgan Stanley                                         61,450,000
        606,600     (1)   NETeller PLC                                           8,454,500
       2,500,000    (3)   Nuveen Investments, Class A                           113,425,000
           1       (4,5)  Peachtree/CB Partners                                      0
           1      (1,4,5) Peachtree Leadscope LLC                                 300,000
           1       (4,5)  Peachtree Leadscope LLC                                    0
           1       (4,5)  Peachtree Open Networks                                    0
           1       (4,5)  Peachtree Velquest                                         0
        700,000     (1)   Philadelphia Consolidated Holding Corp.                68,005,000
        418,700   (1,4,5) RHJ International                                      10,811,641
           1       (4,5)  Rocket Ventures II                                         0
        256,600     (3)   SFCG Co. Ltd.                                          58,558,513
      14,072,500    (3)   Shinsei Bank Ltd.                                      93,744,654
       1,000,000    (3)   St. Joe Co.                                            63,450,000
        350,000     (3)   U-Store-It Trust                                       7,483,000
        133,000           White Mountains Insurance Group, Inc.                  70,623,000
       1,935,000    (3)   Willis Group Holdings Ltd.                             67,163,850
                              TOTAL                                            1,556,550,655
                          Health Care--22.2%
        500,000     (1)   ATS Medical, Inc.                                      1,385,000
        979,050    (1,3)  AVANIR Pharmaceuticals, Class A                        15,175,275
        700,000   (1)(,3) Abiomed, Inc.                                          7,665,000
        91,400      (1)   Adeza Biomedical Corp.                                 2,023,596
       2,539,800   (1,3)  Alkermes, Inc.                                         61,818,732
        700,000           Allergan, Inc.                                         81,480,000
        888,600           Alnylam Pharmecuticals, Inc.                           11,942,784
        234,400     (1)   Altus Pharmaceuticals, Inc.                            4,348,120
        500,000    (1,3)  Amylin Pharmaceuticals, Inc.                           21,200,000
        603,000    (1,2)  Anika Therapeutics, Inc.                               6,072,210
        650,000   (1,4,5) Aradigm Corp., Warrants 12/17/2006                         10
        434,259     (1)   Ardais Corp., Warrants 1/1/2005                            0
        434,259   (1)(,4) Ardais Corp., Warrants 4/14/2009                           0
       1,278,500   (1,3)  Arena Pharmaceuticals, Inc.                            21,696,145
        360,300    (1,3)  Arthrocare Corp.                                       16,137,837
        500,000    (1,3)  Aspect Medical Systems, Inc.                           18,085,000
        649,000    (1,3)  Auxilium Pharmaceutical, Inc.                          4,043,270
        32,900            Aventis Pharma Ltd.                                    1,265,362
       3,000,000  (1,2,3) Avigen, Inc.                                           11,850,000
       1,000,000   (1,3)  Bioenvision, Inc.                                      8,120,000
       1,500,000   (1,3)  BioMarin Pharmaceutical, Inc.                          17,595,000
        100,000    (1,3)  Biosite Diagnostics, Inc.                              4,992,000
        800,000    (1,3)  Charles River Laboratories International, Inc.         36,904,000
        555,000    (1,2)  Chindex International, Inc.                            3,207,900
        111,000    (1,2)  Chindex International, Inc., Warrants 3/31/2009         286,103
        347,492    (4,5)  CompBenefits Corp.                                      304,055
       3,634,700  (1,2,3) Conceptus, Inc.                                        59,245,610
        714,286   (2,4,5) Conceptus, Inc.                                        11,642,862
        625,000    (4,5)  Conceptus, Inc.                                        10,187,500
        600,000   (1,2,4,5Conceptus, Inc.                                        9,780,000
        500,000   (1,4,5) Cortek, Inc.                                            200,000
       3,262,800  (1,2,3) Cubist Pharmaceuticals, Inc.                           70,606,992
       4,763,500   (1,2)  Cytokinetics, Inc.                                     34,059,025
       4,749,600   (1,3)  Cytyc Corp.                                           142,962,960
       1,179,400   (1,3)  Dexcom, Inc.                                           22,408,600
        500,000    (1,3)  Digene Corp.                                           16,600,000
        489,500    (1,3)  Durect Corp.                                           2,183,170
       4,587,300   (1,2)  Dyax Corp.                                             24,909,039
       5,204,200  (1,2,3) Dynavax Technologies Corp.                             28,258,806
       1,869,900   (1,3)  Endo Pharmaceuticals Holdings, Inc.                    53,666,130
       3,555,556    (1)   Endologix, Inc.                                        24,711,114
       2,312,250  (1,2,3,4Endologix, Inc.                                        16,070,138
        600,000     (1)   Endologix, Inc.                                        4,170,000
       1,250,000  (1,4,5) Endologix, Inc.                                        8,687,500
       1,979,000  (1,2,3) GTX, Inc.                                              20,918,030
        500,000           GlaxoSmithKline PLC, ADR                               25,620,000
        97,500            GlaxoSmithkline Pharmaceuticals Ltd.                   2,808,339
       2,187,700   (1,2)  INAMED Corp.                                          201,509,047
       2,478,200  (1,2,3) Illumina, Inc.                                         53,132,608
        860,000     (1)   Immunicon Corp.                                        3,173,400
       1,200,000   (1,3)  Incyte Genomics, Inc.                                  6,108,000
        33,900      (1)   Intercell AG                                            364,975
       4,000,000  (1,2,3) Isis Pharmaceuticals, Inc.                             21,640,000
       4,705,882  (1,4,5) Isis Pharmaceuticals, Inc.                             25,458,822
       1,176,470    (1)   Isis Pharmaceuticals, Inc., Warrants 8/23/2010         3,522,198
       1,000,000    (1)   Kinetic Concepts, Inc.                                 36,190,000
        518,500     (1)   Kos Pharmaceuticals, Inc.                              22,715,485
       1,193,800    (1)   Kosan Biosciences, Inc.                                6,339,078
        500,000    (1,3)  Kyphon, Inc.                                           20,785,000
       1,000,000   (1,3)  Medicines Co.                                          19,250,000
        99,200      (3)   Meridian Bioscience, Inc.                              2,474,048
       2,559,000   (1,2)  Metabasis Therapeutics, Inc.                           20,750,931
        895,650   (1,4,5) Metabasis Therapeutics, Inc., Warrants 9/30/2010       5,146,983
        94,451      (1)   Migenix, Inc.                                            33,168
        768,100    (1,3)  Momenta Pharmaceuticals, Inc.                          15,669,240
       6,000,000    (1)   Monogram Biosciences, Inc.                             12,960,000
        814,400    (1,2)  NMT Medical, Inc.                                      17,819,072
       3,000,000   (1,3)  Nektar Therapeutics                                    59,400,000
        723,800     (1)   Neurochem, Inc.                                        10,401,006
        500,000    (1,3)  Neurocrine Biosciences, Inc.                           30,385,000
        64,600     (1,3)  Neurometrix, Inc.                                      2,229,346
       1,476,635   (1,3)  Nicox                                                  6,053,883
        849,500    (1,3)  Northfield Laboratories, Inc.                          10,431,860
        310,200           Novartis AG, ADR                                       17,110,632
       1,735,300   (1,2)  NxStage Medical, Inc.                                  21,344,190
        750,000    (1,3)  OSI Pharmaceuticals, Inc.                              21,120,000
        200,000    (1,3)  Onyx Pharmaceuticals, Inc.                             5,618,000
       2,656,800  (1,2,3) Pharmacyclics, Inc.                                    13,071,456
       1,456,496   (1,3)  Point Therapeutics, Inc.                               4,413,183
       1,005,300   (1,3)  Progenics Pharmaceuticals, Inc.                        28,449,990
        336,600    (1,3)  Psychiatric Solutions, Inc.                            11,104,434
        715,000    (1,3)  Regeneron Pharmaceuticals, Inc.                        10,889,450
        436,687    (1,3)  Rita Medical Systems, Inc.                             1,986,926
        458,965     (1)   Sanarus Medical, Inc., Warrants                            0
        100,000     (1)   Sangamo BioSciences, Inc.                               481,000
       5,607,353  (1,2,3) Santarus, Inc.                                         35,158,103
        250,000     (1)   Sepracor, Inc.                                         14,227,500
        643,700     (1)   Stereotaxis, Inc.                                      8,290,856
        200,000    (1,3)  Symbion, Inc.                                          4,620,000
       1,000,000   (1,3)  Telik, Inc.                                            19,190,000
       1,731,600   (1,3)  Threshold Pharmaceuticals, Inc., Class THL             24,484,824
        500,000           UnitedHealth Group, Inc.                               29,710,000
       2,500,000  (1,2,3) United Surgical Partners International, Inc.           96,900,000
        344,900    (1,3)  VCA Antech, Inc.                                       9,543,383
       1,000,000  (1)(,3) Vasogen, Inc.                                          2,320,000
       1,858,600   (1,2)  Vical, Inc.                                            8,456,630
        245,600    (1,3)  WebMD Health Corp., Class A                            9,809,264
       1,410,138   (1,2)  World Heart Corp., Warrants 9/22/2008                   345,019
                              TOTAL                                            1,959,881,204
                          Industrials--14.6%
       2,936,300  (1,2,3) ABX Air, Inc.                                          20,642,189
        949,800           Actions Semiconductor Co., LTD                         7,265,970
        304,900           Asea Brown Boveri Ltd.                                 17,406,470
        847,100           Bharat Heavy Electricals Ltd.                          34,731,393
       1,657,000          CNF Transportation, Inc.                               84,921,250
        258,500     (1)   Copa Holdings SA, Class A                              6,204,000
        600,000     (1)   Copart, Inc.                                           15,114,000
        744,500    (1,3)  CoStar Group, Inc.                                     37,225,000
        708,600     (3)   DRS Technologies, Inc.                                 35,210,334
        944,700     (3)   Expeditors International Washington, Inc.              69,473,238
       1,000,000          FedEx Corp.                                           101,150,000
        200,000           Fluor Corp.                                            17,590,000
        902,600     (3)   Forward Air Corp.                                      35,201,400
        171,300     (1)   H&E Equipment Services, Inc.                           3,957,030
        986,500     (1)   IHS, Inc., Class A                                     23,932,490
        34,600      (1)   Innovative Solutions and Support, Inc.                  495,126
       2,105,400  (1,2,3) Interline Brands, Inc.                                 53,477,160
        105,800           Larsen & Toubro Ltd.                                   5,280,289
        283,100    (1,3)  K&F Industries Holdings, Inc.                          4,843,841
       1,542,900   (1,3)  Kansas City Southern Industries, Inc.                  40,084,542
        274,209           Kuehne & Nagel International AG                        76,974,916
       4,747,400    (1)   LG Philips LCD Co. Ltd.                               216,294,231
        750,000           Landstar System, Inc.                                  31,725,000
       1,977,700  (1,4,5) Nagarjuna Construction Co. Ltd., GDR                   12,953,935
       1,265,600  (1,2,3) NuCo2, Inc.                                            39,638,592
       2,613,800          Rinker Group Ltd.                                      33,334,540
        750,000    (1,3)  Ryanair Holdings PLC, ADR                              41,055,000
        750,000           Ryder Systems, Inc.                                    33,525,000
       1,097,900   (1,2)  Seaspan Corp.                                          21,936,042
       1,042,500          Simpson Manufacturing Co., Inc.                        40,334,325
        280,100     (1)   Suntech Power Holdings Co. Ltd., ADR                   11,901,449
       1,000,000          TNT NV                                                 32,821,225
       1,000,000          United Parcel Service, Inc.                            74,910,000
        709,900     (3)   Vicor Corp.                                            12,032,805
                              TOTAL                                            1,293,642,782
                          Information Technology--17.4%
        400,000     (1)   ATI Technologies, Inc.                                 7,093,630
        414,000     (1)   Adobe Systems, Inc.                                    16,444,080
       1,445,000    (3)   Adtran, Inc.                                           42,381,850
        156,700    (1,3)  Advanced Analogic Technologies, Inc.                   2,334,830
        800,000    (1,3)  Amdocs Ltd.                                            25,760,000
       1,000,000    (1)   Autodesk, Inc.                                         40,590,000
        803,900    (1,3)  Blackboard Inc.                                        20,700,425
        150,000     (1)   Broadcom Corp.                                         10,230,000
       3,063,213    (1)   CSR PLC                                                61,011,825
       1,250,000   (1,3)  Check Point Software Technologies Ltd.                 27,050,000
       2,000,000   (1,3)  Cirrus Logic, Inc.                                     16,940,000
        375,000    (1,3)  Cognos, Inc.                                           14,287,500
       1,000,000   (1,3)  Comverse Technology, Inc.                              27,390,000
        308,100    (1,3)  DST Systems, Inc.                                      17,456,946
        260,800     (1)   DealerTrack Holdings, Inc.                             5,202,960
        352,323   (1,4,5) Decision Management International, Inc.                    0
       1,600,000  (1,2,3) eCollege.com                                           32,080,000
       1,000,000   (1,3)  Entegris, Inc.                                         10,500,000
       1,059,322   (4,5)  Expand Networks Ltd.                                    199,153
        787,500    (1,3)  Filenet Corp.                                          22,097,250
        250,000    (1,3)  Greenfield Online, Inc.                                1,770,000
       1,500,000   (1,3)  Homestore.com, Inc.                                    9,060,000
       1,399,050    (1)   Hyperion Solutions Corp.                               48,141,311
       1,133,900  (1,2,3) Infocrossing, Inc.                                     11,894,611
        356,234    (1,2)  Infocrossing, Inc., Warrants 10/21/2008                1,474,321
       1,000,000          Infosys Technologies Ltd.                              65,381,226
        300,000    (1,3)  Iron Mountain, Inc.                                    12,504,000
       1,300,000   (1,3)  Komag, Inc.                                            61,178,000
        653,000   (1,2,3) LeCroy Corp.                                           9,272,600
        942,600    (1,3)  M-Systems Flash Disk Pioneers Ltd.                     27,316,548
       4,500,000   (1,3)  MEMC Electronic Materials                             128,610,000
       4,680,000  (1,2,3) Magma Design Automation                                47,314,800
       1,600,000   (1,3)  Microsemi Corp.                                        48,704,000
       3,000,000          Microsoft Corp.                                        84,450,000
        634,100    (1,3)  Mobility Electronics, Inc.                             6,645,368
       1,442,800   (1,3)  NAVTEQ Corp.                                           64,796,148
       3,075,000  (1,2,3) NIC, Inc.                                              18,296,250
        900,000    (1,3)  NetIQ Corp.                                            11,826,000
        530,000   (1,2,4,5Online Resources Corp.                                 7,049,000
       1,743,700  (1,2,3) Online Resources Corp.                                 23,191,210
       3,000,000    (1)   Oracle Corp.                                           37,710,000
        985,000           Patni Computer Systems Ltd.                            10,703,968
        74,200      (1)   Patni Computer Systems Ltd., ADR                       1,717,730
       1,191,600  (1,2,3) PowerDsine Ltd.                                        8,651,016
       1,750,000   (1,3)  Quest Software, Inc.                                   27,720,000
       1,500,000    (1)   S1 Corp.                                               6,255,000
        300,000           SAP AG                                                 61,509,531
        220,000    (1,3)  SI International, Inc.                                 6,690,200
        880,100     (1)   SSA Global Technologies, Inc.                          15,313,740
        17,700            Samsung Electronics Co.                                13,526,711
        495,900           Satyam Computer Services Ltd., ADR                     19,439,280
       2,568,400   (1,3)  Seagate Technology Holdings                            66,983,872
       3,751,199   (4,5)  Sensable Technologies, Inc.                                0
           1       (4,5)  Sensable Technologies, Inc.                             200,559
       1,038,000   (1,3)  Silicon Image, Inc.                                    12,009,660
       3,000,000    (1)   Spansion, Inc.                                         39,000,000
        64,532     (1,3)  SunPower Corp., Class A                                2,579,344
        653,000     (1)   Supertex, Inc.                                         19,583,470
       1,500,000  (1,2,3) TNS, Inc.                                              30,810,000
        370,000     (1)   TRX, Inc.                                              2,863,800
        63,542      (1)   Tidel Technologies, Inc.                                 22,240
        903,900    (1,3)  Ultratech Stepper, Inc.                                17,354,880
       1,433,200   (1,3)  ValueClick, Inc.                                       26,972,824
        295,200     (1)   Vimicro International Corp., ADR                       3,377,088
       1,025,300          Wipro Ltd.                                             12,276,656
        487,400     (1)   Xyratex Ltd.                                           11,000,618
                              TOTAL                                            1,542,898,029
                          Materials--1.2%
        379,780     (3)   Cemex S.A. de C.V., ADR                                25,057,884
      19,910,000          China Metal International Ho                           5,646,225
        305,100     (1)   Frutarom                                               2,457,642
        694,900           Frutarom, GDR                                          5,597,558
      24,292,000    (1)   Lee & Man Paper Manufacturing Ltd.                     28,064,411
       2,022,300    (1)   National Aluminum Co. Ltd.                             12,632,796
        380,000     (3)   Newmont Mining Corp.                                   23,484,000
                              TOTAL                                             102,940,516
                          Telecommunication Services--2.5%
        322,376     (3)   Alltel Corp.                                           19,352,231
      11,101,200    (1)   Bharti Televentures                                    89,541,075
        695,700           Consolidated Communications Holdings, Inc.             8,814,519
        270,800    (1,3)  NeuStar, Inc., Class A                                 7,855,908
        20,000            PT Telekomunikasi Indonesia, Class CS, ADR              553,600
      15,055,000    (3)   Singapore Telecom Ltd.                                 23,574,194
       1,237,800   (1,3)  Syniverse Holdings, Inc.                               29,719,578
       4,000,000  (1,2,3) Time Warner Telecom, Inc.                              43,200,000
                              TOTAL                                             222,611,105
                          Utilities--0.2%
        200,000     (3)   Consolidated Water Co.                                 4,592,000
        10,000            Electricity Generating PLC                               22,441
       5,739,700          NTPC Ltd.                                              14,991,511
                              TOTAL                                              19,605,952
                              TOTAL COMMON STOCKS (IDENTIFIED COST              ,248,652,736
                              $5,721,890,238)                                  8

                          PREFERRED STOCKS--1.0%
                          Financials--0.1%
        297,600           Merrill Lynch & Co., Inc., Conv. Pfd., Series
                          JNC, $2.30 Annual Dividend                             12,213,802
                          Health Care--0.5%
        686,009   (1,4,5) Acadia Pharmaceuticals, Inc., Conv. Pfd.               9,000,438
       1,694,915   (4,5)  Ardais Corp., Conv. Pfd.                                 16,949
        790,960    (4,5)  Ardais Corp., Conv. Pfd., Series C                       7,910
         3,985     (4,5)  CompBenefits Corp., Pfd.                               2,105,742
        446,816    (4,5)  Cortek, Inc., Conv. Pfd., Series D2                     178,726
       1,515,152   (4,5)  Cortex, Inc., Pfd., Series D                            606,061
        126,065    (4,5)  Dexcom, Inc., Pfd.                                     2,395,235
       1,041,666   (4,5)  Dexcom, Inc., Pfd., Series B                           19,791,654
        217,391    (4,5)  Dexcom, Inc., Pfd., Series C                           4,130,429
        70,838      (1)   Migenix, Inc., Conv. Pfd.                                24,875
        70,838     (4,5)  Migenix, Inc., Conv. Pfd.                                22,389
       1,058,043   (4,5)  Sanarus Medical, Inc., Pfd., Series A                  1,150,093
       1,448,436   (4,5)  Sanarus Medical, Inc., Pfd., Series B                  1,733,778
       4,456,271   (4,5)  Sanarus Medical, Inc., Pfd., Series C                  3,030,264
       3,555,987          Sanarus Medical, Inc., Pfd., Series D                  2,837,678
                              TOTAL                                              47,032,221
                          Information Technology--0.1%
        20,000            Marchex, Inc., Conv. Pfd. $11.88 Annual Dividend       5,300,000
        679,348    (4,5)  Multiplex, Inc., Pfd., Series C                            0
                              TOTAL                                              5,300,000
                          Telecommunication Services--0.3%
        500,000           Crown Castle International Corp., Conv. Pfd.,
                          $3.12 Annual Dividend                                  27,562,500
                              TOTAL PREFERRED STOCKS (IDENTIFIED COST
                              $71,358,224)                                       92,108,523

                          CORPORATE BONDS--0.6%
                          Consumer Discretionary--0.1%
  $   11,500,000   (4,5)  Citadel Broadcasting Corp., Conv. Bond, 1.875%,
                          2/15/2011                                              8,762,310
                          Consumer Staples--0.1%
       3,500,000          B&G Foods Holdings Corp., Sr. Note, 8.00%,
                          10/1/2011                                              3,618,125
                          Health Care--0.0%
           1       (4,5)  Ardais Corp., Conv. Bond, 8.00%, 12/31/2006              21,712
                          Industrials--0.0%
       1,000,000          Roper Industries, Inc., Conv. Bond, 1.4813%,
                          1/15/2034                                               558,900
                          Information Technology--0.4%
      25,000,000   (4,5)  BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025       35,376,250
                          Telecommunication Services--0.0%
       2,000,000          American Tower Systems Corp., Sr. Note, 7.125%,
                          10/15/2012                                             2,095,000
                              TOTAL CORPORATE BONDS (IDENTIFIED COST
                              $42,850,823)                                       50,432,297

                          CORPORATE NOTES--0.0%
                          Health Care--0.0%
           1              Ardais Corp., Conv. Bond,
                          12/31/2006
                          (IDENTIFIED COST $434,259)                               21,712

                          PURCHASED PUT OPTIONS--0.0%
      28,000,000          State Street Bank & Trust Co, N.A. EURO PUT/USD
                          CALL, Expiration Date, 4/12/2006                        116,200
      38,000,000          State Street Bank & Trust Co, N.A.  CHF PUT/ USD
                          CALL, Expiration Date, 4/20/2006                        176,700
                              TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST
                              $466,740)                                           292,900

                          REPURCHASE AGREEMENTS--5.8%
      109,093,000         Interest in $1,760,000,000 joint repurchase
                          agreement 4.46%, dated 1/31/2006 under which
                          Deutsche Bank Securities, Inc. will repurchase
                          U.S. Government Agency securities with various
                          maturities to 1/15/2046 for $1,760,218,044 on
                          2/1/2006. The market value of the underlying
                          securities at the end of the period was
                          $1,806,205,318                                        109,093,000
      400,000,000         Interest in $3,000,000,000 joint repurchase
                          agreement 4.46%, dated 1/31/2006 under which
                          Morgan Stanley and Co., Inc. will repurchase U.S.
                          Government Agency securities with various
                          maturities to 2/1/2035 for $3,000,371,667 on
                          2/1/2006. The market value of the underlying
                          securities at the end of the period was
                          $3,061,273,319                                        400,000,000
                              TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED
                              COST)                                             509,093,000

                          MUTUAL FUND--7.9%
      702,652,458   (2)   Prime Value Obligations Fund, IS Shares (at net
                          asset value) (held as collateral for securities
                          lending)                                              702,652,458
                              TOTAL INVESTMENTS -                               ,603,253,626
                              108.5%
                               (IDENTIFIED COST $7,048,745,742)(6)             9
                              OTHER ASSETS AND LIABILITIES - NET - (8.5)%      (750,713,011)
                              TOTAL NET ASSETS - 100%                        $ 8,852,540,615

================================================================================

 1   Non-income producing security.
 2 Affiliated company. These are companies in which the Fund has ownership of at least 5% of the voting shares. At January 31, 2006, these securities amounted to $2,859,892,418 which represents 32.3% of total net assets. Transactions with affiliated companies during the three months ended January 31, 2006 are as follows:

Affiliates                     Purchase Cost       Sales         Dividend            Value
                                                  Proceeds        Income

-------------------------------------------------------------------------------------------------
ABX Air, Inc.                     $2,252,312        $-              $-             $20,642,189
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.          27,574,629        47,214,551      -              351,640,399
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Anika Therapeutics, Inc.          -                 4,767,689       -              6,072,210
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Avigen, Inc.                      -                 -               -              11,850,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
CB Richard Ellis Services, Inc.   59,321,000        54,535,021      -              258,792,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Central European Media            -                 1,666,384       -              118,932,944
Enterprises Ltd., Class A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Chindex International, Inc.       -                 -               -              3,207,900
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Chindex International, Inc.,      -                 -               -              286,103
Warrants 3/31/2009
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Conceptus, Inc.                   -                 -               -              59,245,610
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Conceptus, Inc.                   -                 -               -              9,780,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Conceptus, Inc.                   -                 -               -              11,642,862
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Concorde Career Colleges, Inc.    -                 -               -              4,350,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc       5,617,519         -               -              70,606,992
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Cytokinetics, Inc                 31,439,100        -               -              34,059,025
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Dyax Corp.                        -                 -               -              24,909,039
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Dynavax Technologies Corp.        -                 -               -              28,258,806
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
eCollege.com                      1,861,306         -               -              32,080,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Endologix, Inc.                   -                 -               -              16,070,138
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
GTX, Inc                          -                 -               -              20,918,030
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
INAMED Corp.                      32,342,979        -               -              201,509,047
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Illumina, Inc.                    -                 -               -              53,132,608
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Infocrossing, Inc.                -                 -               -              11,894,611
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Infocrossing, Inc., Warrants      -                 -               -              1,474,321
10/21/2008
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Interline Brands, Inc             2,174,880         -               -              53,477,160
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.        -                 -               -              21,640,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
J.D. Wetherspoon PLC              -                 27,184,347      276,554        31,096,895
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
LeCroy Corp.                      6,388,790         -               -              9,272,600
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Magma Design Automation           -                 -               -              47,314,800
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Metabasis Therapeutics, Inc       -                 -               -              20,750,931
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
NIC, Inc.                         -                 -               -              18,296,250
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
NMT Medical, Inc.                 -                 6,527,830       -              17,819,072
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
NuCo2, Inc.                       -                 -               -              39,638,592
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
NxStage Medical, Inc              -                 -               -              21,344,190
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Online Resources Corp.            -                 524,091         -              23,191,210
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Online Resources Corp.            -                 -               -              7,049,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
PetSmart, Inc.                    12,836,376        2,703,076       283,086        236,466,160
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Pharmacyclics, Inc.               764,880           -               -              13,071,456
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
PowerDsine Ltd.                   -                 -               -              8,651,016
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Prime Value Obligations Fund      -                 -               -              702,652,458
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Santarus, Inc.                    -                 -               -              35,158,103
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Seaspan Corp.                     -                 21,226,465      497,766        21,936,042
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc.         -                 -               -              43,200,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
TNS, Inc.                         7,299,091         -               -              30,810,000
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
United Surgical Partners          -                 17,541,083      -              96,900,000
International, Inc.
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Vical, Inc.                       -                 -               -              8,456,630
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
World Heart Corp., Warrants       -                 -               -              345,019
9/22/2008
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
TOTAL OF AFFILIATED TRANSACTIONS  $189,872,862      $183,890,537    $1,057,406     $2,859,892,418
-------------------------------------------------------------------------------------------------



3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2006, securities subject to this type of arrangement and related collateral were as follows:
     Market Value of Securities Loaned   Market Value of Collateral
     $682,766,417                        $702,652,458

4 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $285,881,297 which represents 3.2% of total net assets.

5 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"). At January 31, 2006, these securities amounted to $285,881,297 which represents 3.2% of total net assets.

6 At January 31, 2006, the cost of investments for federal tax purposes was $7,048,748,589. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and any unrealized depreciation from written options was $2,554,505,037. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,739,540,815 and net unrealized depreciation from investments for those securities having an excess of cost over value of $185,035,778.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.
Investment Valuation
-------------------------------------------------------------------------------
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Restricted Securities
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2006 is as follows:

-------------------------------------------     Acquisition Date   ------------
Security                                                            Acquisition
                                                                            Cost
Apollo Investment Fund V                        5/18/2001               $66,607
Aradigm Corp., Warrants 12/17/2006              12/17/2001                    -
Ardais Corp., Conv. Bond, 8.00%, 12/31/2006     4/14/2004               434,259
Ardais Corp., Conv. Pfd.                        3/2/2001-3/8/2001     9,999,999
Ardais Corp., Conv. Pfd., Series C              12/18/2002            4,666,664
Ardais Corp. Warrants 4/14/2009                 4/15/2004                     -
BearingPoint, Inc., Conv. Bond, 5.00%,          4/21/2005            25,000,000
4/15/2025
CompBenefits, Corp.                             4/21/1997-7/12/2000     140,678
CompBenerfits, Corp., Pfd.                      4/21/1997-7/12/2000   3,256,223
Conceptus, Inc.                                 4/10/2001             5,000,000
Conceptus, Inc.                                 8/11/2005             4,500,000
Cortek, Inc.                                    2/29/2000             1,000,000
Cortek, Inc., Conv. Pfd., Series D2             3/31/2003               589,797
Cortex, Inc., Pfd., Series D                    6/18/2001             2,000,000
Decision Management International, Inc.         7/11/2005                     -
Denovo Ventures I LP                            3/9/2000              4,704,785
DexCom, Inc., Pfd.                              12/30/2004              678,910
DexCom, Inc., Pfd., Series B                    12/01/2000            3,000,000
DexCom, Inc., Pfd., Series C                    5/17/2002             1,000,001
Endologix, Inc.                                 12/8/2003-3/23/2005  12,248,120
Endologix, Inc.                                 7/7/2005              5,000,000
Expand Networks Ltd.                            9/22/2000             2,500,000
FA Private Equity Fund IV LP                    3/4/2002                340,315
Greenfield Technology Venture Fund              6/15/1998                88,344
Incuvest LLC, Pfd.                              1/6/2000              5,000,000
Infrastructure Fund                             8/11/2000               480,539
Internet.com Corp.                              5/17/2000-7/28/2000     557,793
Isis Pharmaceuticals, Inc                       8/23/2005            19,882,351
Latin Healthcare Fund                           11/28/2000            8,573,040
Metabasis Therapeutics, Inc., Warrants          10/3/2005               111,956
9/30/2010
Migenix, Inc., Conv. Pfd.                       10/27/2004            1,200,006
Multiplex, Inc., Pfd., Series C                 2/22/2001             5,000,001
Peachtree Leadscope LLC                         4/30/2002             3,000,000
Peachtree Leadscope LLC                         6/30/2000               712,054
Peachtree/CB Partners                           3/8/2000              3,503,863
Peachtree Open Networks                         10/5/2000               990,753
Peachtree Velquest                              9/14/2000               494,382
Rocket Ventures II                              7/20/1999             7,515,342
Sanarus Medical, Inc., Pfd., Series A           11/16/1999-11/12/2004 1,561,804
Sanarus Medical, Inc., Pfd., Series B           7/16/2001             2,495,648
Sanarus Medical, Inc., Pfd., Series C           10/23/2003            3,004,288
Sensable Technologies, Inc.                     10/15/2004                    0
Sensable Technologies, Inc.                     12/16/2003              401,118

The following is a summary of the Fund's written option activity:
Contracts               Number of Contracts Premium
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Outstanding at          58,000,000          $411,740
10/31/2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options written         66,000,000          466,740
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options expired         (58,000,000)        (411,740)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Outstanding at          66,000,000          $466,740
1/31/2006
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

ADR--    American Depositary Receipt
CHF--    Swiss Franc
EURO--   Euro Currency
GDR--    Global Depository Receipt
USD--    United States Dollar

------------------------------------------------------------------------------








Federated Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2006 (unaudited)

     Shares or
     Principal
       Amount                                                                        Value

                        COMMON STOCKS--98.1%
                        Consumer Discretionary--24.1%
      210,396    (1)    A.C. Moore Arts & Crafts, Inc.                       $     3,191,707
      716,200    (1)    Advance Auto Parts, Inc.                                   31,204,834
       66,050           Applebee's International, Inc.                             1,583,219
       61,900           Arbitron, Inc.                                             2,457,430
      178,000    (1)    Buffalo Wild Wings, Inc.                                   5,640,820
       60,000    (1)    Cabela's, Inc., Class A                                    1,047,000
      100,000    (1)    Carter's, Inc.                                             6,799,000
      162,894    (1)    Celebrate Express, Inc.                                    2,256,082
      570,300    (1)    Central European Media Enterprises Ltd., Class A           34,400,496
       30,600    (1)    Chipotle Mexican Grill, Inc.                               1,454,112
      103,216    (1)    Citi Trends, Inc.                                          4,747,936
       56,900    (1)    Clear Channel Outdoor Holdings, Inc., Class A              1,135,155
       73,740    (1)    Concorde Career Colleges, Inc.                             1,069,230
       89,745    (1)    Cost Plus, Inc.                                            1,754,515
       57,600    (1)    Ctrip.com International Ltd., ADR                          3,566,592
       37,600    (1)    DSW, Inc., Class A                                         1,005,048
      369,818    (1)    Dick's Sporting Goods, Inc.                                13,598,208
      166,217    (1)    eCost.com, Inc.                                             241,015
      101,000    (1)    Educate, Inc.                                              1,260,480
       28,700    (1)    iRobot Corp.                                               1,020,285
      616,520           J.D. Wetherspoon PLC                                       3,834,372
      513,600    (1)    Knology, Inc.                                              1,900,320
       53,150    (1)    Lamar Advertising Co.                                      2,440,648
      129,000    (1)    Lodgenet Entertainment                                     1,740,210
      314,857    (1)    Monro Muffler Brake, Inc.                                  10,695,692
      249,700    (1)    New York & Co.                                             4,839,186
       88,506           Orient-Express Hotel Ltd.                                  2,856,974
      137,700    (1)    PC Mall, Inc.                                               765,612
      801,800    (1)    PETCO Animal Supplies, Inc.                                17,527,348
      285,200           PetSmart, Inc.                                             7,147,112
       85,200    (1)    Rubios Restaurants, Inc.                                    864,780
      130,300           Speedway Motorsports, Inc.                                 4,659,528
       38,300   (1)(,2) Submarino SA                                               1,720,206
      324,600    (1)    Texas Roadhouse, Inc.                                      5,034,546
       99,500    (1)    Volcom, Inc.                                               3,775,030
       35,000    (1)    Zumiez Inc.                                                1,691,900
                        TOTAL                                                     190,926,628
                        Consumer Staples--0.6%
       24,900    (1)    Herbalife Ltd.                                              861,540
      181,800           Lance, Inc.                                                3,937,788
                        TOTAL                                                      4,799,328
                        Financials--3.1%
      140,000           Advance America Cash Advance, Inc.                         1,995,000
       23,958    (1)    Affiliated Managers Group                                  2,223,302
       23,400           Endurance Specialty Holdings Ltd.                           770,562
       91,600           First Potomac Realty Trust                                 2,693,956
       21,500           Global Signal, Inc.                                        1,038,450
      128,400           IPC Holdings Ltd.                                          3,500,184
       5,400     (1)    InterContinentalExchange, Inc.                              274,428
       16,300           Mercury General Corp.                                       918,831
       49,900    (1)    NETeller PLC                                                695,482
       29,100    (1)    Philadelphia Consolidated Holding Corp.                    2,827,065
      380,300    (1)    QC Holdings, Inc.                                          4,582,615
       32,300   (1)(,2) RHJ International                                           834,048
       6,820            SFCG Co. Ltd.                                              1,556,388
       28,300           U-Store-It Trust                                            605,054
                        TOTAL                                                      24,515,365
                        Health Care--22.7%
       28,300    (1)    A.D.A.M., Inc.                                              250,455
       61,050    (1)    AVANIR Pharmaceuticals, Class A                             946,275
      689,900    (1)    Abgenix, Inc.                                              15,226,093
       34,200    (1)    Acadia Pharmaceuticals, Inc.                                448,704
      690,900    (1)    Acusphere, Inc.                                            4,041,765
       59,000   (1)(,2) Adaltis, Inc.                                               157,983
      253,000   (1)(,2) Adaltis, Inc.                                               677,451
       24,300    (1)    Adeza Biomedical Corp.                                      538,002
      197,500           Alnylam Pharmecuticals                                     2,654,400
       59,000    (1)    Altus Pharmaceuticals, Inc.                                1,094,450
       44,200    (1)    Arthrocare Corp.                                           1,979,718
      279,600    (1)    Auxilium Pharmaceutical, Inc.                              1,741,908
       46,600    (1)    Avigen, Inc.                                                184,070
      251,200    (1)    Bioenvision, Inc.                                          2,039,744
      150,500    (1)    CV Therapeutics, Inc.                                      3,703,805
      693,800    (1)    Cambridge Heart, Inc.                                      1,290,468
      766,100    (1)    Ciphergen Biosystems, Inc.                                 1,409,624
       1,200     (1)    Conceptus, Inc.                                              19,560
      233,700    (1)    Cubist Pharmaceuticals, Inc.                               5,057,268
      187,180    (1)    Cytyc Corp.                                                5,634,118
       56,600    (1)    Digene Corp.                                               1,879,120
      777,100    (1)    Dynavax Technologies Corp.                                 4,219,653
      163,300    (1)    Endo Pharmaceuticals Holdings, Inc.                        4,686,710
      119,200    (1)    Endologix, Inc.                                             828,440
      290,500    (1)     Human Genome Sciences, Inc.                               3,195,500
       67,100    (1)    ICOS Corp.                                                 1,667,435
      188,594    (1)    INAMED Corp.                                               17,371,393
      150,572    (1)    Illumina, Inc.                                             3,228,264
      392,800    (1)    Incyte Genomics, Inc.                                      1,999,352
       86,200    (1)    Inhibitex, Inc.                                             764,594
       81,900    (1)    Kinetic Concepts, Inc.                                     2,963,961
       42,300    (1)    Kos Pharmaceuticals, Inc.                                  1,853,163
      386,300    (1)    Kosan Biosciences, Inc.                                    2,051,253
      105,934    (1)    Kyphon, Inc.                                               4,403,676
      115,100    (1)    Magellan Health Services, Inc.                             4,198,848
      101,600    (1)    Medarex, Inc.                                              1,420,368
      219,200    (1)    Medicines Co.                                              4,219,600
      468,500    (1)    Medicure, Inc.                                              707,449
      258,600    (1)    Nektar Therapeutics                                        5,120,280
      339,200    (1)    Neurochem, Inc.                                            4,874,304
       41,000    (1)    Neurocrine Biosciences, Inc.                               2,491,570
       5,145     (1)    Neurometrix, Inc.                                           177,554
       63,200    (1)    Northfield Laboratories, Inc.                               776,096
      142,200    (1)    NxStage Medical, Inc.                                      1,749,060
      205,100    (1)    OSI Pharmaceuticals, Inc.                                  5,775,616
      255,981    (1)    Orthofix International NV                                  10,984,144
      264,700    (1)    Penwest Pharmaceuticals Co.                                5,460,761
     1,546,500   (1)    Point Therapeutics, Inc.                                   4,685,895
      177,200    (1)    Progenics Pharmaceuticals, Inc.                            5,014,760
       76,800    (1)    Psychiatric Solutions, Inc.                                2,533,632
      114,600    (1)    Regeneron Pharmaceuticals, Inc.                            1,745,358
       22,700    (1)    Sepracor, Inc.                                             1,291,857
      141,100    (1)    Somaxon Pharmaceuticals, Inc.                              2,675,256
      309,400    (1)    Spectrum Pharmaceuticals, Inc.                             1,398,488
      155,300    (1)    Threshold Pharmaceuticals, Inc., Class THL                 2,195,942
      113,490    (1)    United Surgical Partners International, Inc.               4,398,872
      467,300    (1)    Vical, Inc.                                                2,126,215
       7,300     (1)    WebMD Health Corp., Class A                                 291,562
      170,100    (1)    YM Biosciences, Inc.                                        585,393
       73,800    (1)    Zoll Medical Corp.                                         2,022,120
                        TOTAL                                                     179,129,375
                        Industrials--23.6%
     2,699,000   (1)    ABX Air, Inc.                                              18,973,970
      255,600           Aviall, Inc.                                               8,833,536
      161,300           CNF Transportation, Inc.                                   8,266,625
      111,100    (1)    Commercial Vehicle Group, Inc.                             2,397,538
       21,800    (1)    Copa Holdings SA, Class A                                   523,200
       60,300    (1)    Copart, Inc.                                               1,518,957
       65,182    (1)    CoStar Group, Inc.                                         3,259,100
      118,040           DRS Technologies, Inc.                                     5,865,408
      176,400    (1)    Dynamex, Inc.                                              3,612,672
      616,900    (1)    EGL, Inc.                                                  25,237,379
       85,804           Expeditors International Washington, Inc.                  6,310,026
      500,840           Forward Air Corp.                                          19,532,760
       15,200    (1)    H&E Equipment Services, Inc.                                351,120
       79,900    (1)    IHS, Inc., Class A                                         1,938,374
      682,600    (1)    Innovative Solutions and Support, Inc.                     9,768,006
       94,300    (1)    Interline Brands, Inc.                                     2,395,220
       23,000    (1)    K&F Industries Holdings, Inc.                               393,530
      137,600    (1)    Kansas City Southern Industries, Inc.                      3,574,848
      266,400    (1)    Kenexa Corp.                                               6,406,920
       16,200           Kuehne & Nagel International AG                            4,547,603
      241,700           Landstar System, Inc.                                      10,223,910
       70,426    (1)    Monster Worldwide, Inc.                                    3,004,373
      235,800    (1)    NuCo2, Inc.                                                7,385,256
      667,900    (1)    Quality Distribution, Inc.                                 5,997,742
       32,800           Roper Industries, Inc.                                     1,323,480
      321,300           Ryder Systems, Inc.                                        14,362,110
       95,600           Simpson Manufacturing Co., Inc.                            3,698,764
       23,600    (1)    Suntech Power Holdings Co. Ltd., ADR                       1,002,764
      144,400    (1)    Taleo Corp., Class A                                       2,005,716
      208,288           Vicor Corp.                                                3,530,482
                        TOTAL                                                     186,241,389
                        Information Technology--22.8%
      203,800           ARM Holdings PLC, ADR                                      1,449,018
       79,100    (1)    Actions Semiconductor Co. Ltd., ADR                         605,115
      171,300           Adtran, Inc.                                               5,024,229
       12,900    (1)    Advanced Analogic Technologies, Inc.                        192,210
       26,200    (1)    Asyst Technologies, Inc.                                    187,592
       64,600    (1)    Blackboard Inc.                                            1,663,450
       72,000    (1)    Business Objects SA, ADR                                   2,988,000
     1,290,509   (1)    CSR PLC                                                    25,703,831
       93,660    (1)    Cabot Microelectronics Corp.                               3,110,449
      360,000    (1)    Cirrus Logic, Inc.                                         3,049,200
       87,252    (1)    Cognos, Inc.                                               3,324,301
       21,900    (1)    DealerTrack Holdings, Inc.                                  436,905
      130,400    (1)    Dolby Laboratories, Class A                                2,656,248
      144,449    (1)    eCollege.com                                               2,896,202
      579,000    (1)    EMCORE Corp.                                               4,730,430
      243,000    (1)    Entegris, Inc.                                             2,551,500
      486,600    (1)    Epicor Software Corp.                                      6,471,780
      105,552    (1)    Filenet Corp.                                              2,961,789
       53,072    (1)    Foundry Networks, Inc.                                      797,672
      238,000    (1)    Fundtech Ltd.                                              2,706,060
      227,400    (1)    Greenfield Online, Inc.                                    1,609,992
       54,000    (1)    Hummingbird Communications Ltd.                            1,267,380
      257,250    (1)    Hyperion Solutions Corp.                                   8,851,973
      298,333    (1)    Infocrossing, Inc.                                         3,129,513
       89,059    (1)    Infocrossing, Inc., Warrants                                368,582
      284,800    (1)    International Displayworks, Inc.                           1,848,352
      199,900    (1)    Jupitermedia Corp.                                         3,236,381
      100,000    (1)    Kanbay International, Inc.                                 1,686,000
      161,500    (1)    Komag, Inc.                                                7,600,190
       60,400    (1)    Lo-Jack Corp.                                              1,484,632
      141,600    (1)    LeCroy Corp.                                               2,010,720
       55,300    (1)    M-Systems Flash Disk Pioneers Ltd.                         1,602,594
      447,100    (1)    MEMC Electronic Materials                                  12,778,118
       77,400    (1)    MKS Instruments, Inc.                                      1,683,450
      260,802    (1)    Magma Design Automation                                    2,636,708
      210,000    (1)    Microsemi Corp.                                            6,392,400
      165,600    (1)    Mobility Electronics, Inc.                                 1,735,488
      174,800    (1)    Motive, Inc.                                                520,904
       68,000    (1)    NAVTEQ Corp.                                               3,053,880
      298,142    (1)    NIC, Inc.                                                  1,773,945
      114,500    (1)    NetIQ Corp.                                                1,504,530
       45,000   (1)(,2) Online Resources Corp.                                      598,500
      396,759    (1)    Online Resources Corp.                                     5,276,895
      448,900    (1)    Onvia.com, Inc.                                            2,459,972
      266,880    (1)    Pervasive Software, Inc.                                   1,147,584
      352,400    (1)    PowerDsine Ltd.                                            2,558,424
      185,200    (1)    Quest Software, Inc.                                       2,933,568
      181,100    (1)    S1 Corp.                                                    755,187
       67,800    (1)    SSA Global Technologies, Inc.                              1,179,720
       62,600    (1)    Silicon Image, Inc.                                         724,282
       50,000    (1)    Sohu.com, Inc.                                             1,018,500
      226,300    (1)    Spansion, Inc.                                             2,941,900
       5,463     (1)    SunPower Corp., Class A                                     218,356
      120,400    (1)    Support.com, Inc.                                           524,944
      300,000           Symbol Technologies, Inc.                                  3,705,000
       64,600    (1)    TNS, Inc.                                                  1,326,884
      313,700    (1)    Ultratech Stepper, Inc.                                    6,023,040
      246,728    (1)    ValueClick, Inc.                                           4,643,421
       97,300    (1)    WebSideStory, Inc.                                         1,960,595
       11,000    (1)    Xyratex Ltd.                                                248,270
                        TOTAL                                                     180,526,755
                        Materials--0.4%
       43,600           Cemex S.A. de C.V., ADR                                    2,876,728
                        Telecommunication Services--0.7%
       23,000    (1)    NeuStar, Inc., Class A                                      667,230
      415,100    (1)    Time Warner Telecom, Inc.                                  4,483,080
                        TOTAL                                                      5,150,310
                        Utilities--0.1%
       39,400           Consolidated Water Co.                                      904,624
                        TOTAL COMMON STOCKS (IDENTIFIED COST
                        $581,390,226)                                             775,070,502

                        PREFERRED STOCKS--0.1%
                        Consumer Discretionary--0.1%
       23,626           Knology, Inc., Pfd. (IDENTIFIED COST $236,620)              437,081

                        REPURCHASE AGREEMENTS--2.3%
 $   18,375,000         Interest in $1,760,000,000 joint repurchase
                        agreement 4.46%, dated 1/31/2006 under which
                        Deutsche Bank Securities, Inc. will repurchase
                        U.S. Government Agency securities with various
                        maturities to 1/15/2046 for $1,760,218,044 on
                        2/1/2006. The market value of the underlying
                        securities at the end of the period was
                        $1,806,205,318 (AT AMORTIZED COST)                         18,375,000
                        TOTAL INVESTMENTS -
                        100.5%
                         (IDENTIFIED COST $600,001,846)(3)                        793,882,583
                        OTHER ASSETS AND LIABILITIES - NET - (0.5)%               (3,618,193)
                        TOTAL NET ASSETS - 100%                              $    790,264,390

1    Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $3,988,188 which represents 0.5% of total net assets.

3 The cost of investments for federal tax purposes amounts to $600,001,846. The net unrealized appreciation for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $193,880,737. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $229,251,964 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,371,227.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt






Federated Large Cap Growth Fund
Portfolio of Investments
January 31, 2006 (unaudited)

      Shares or
      Principal
       Amount                                                                              Value

                           COMMON STOCKS--99.5%
                           Consumer Discretionary--19.5%
       35,000              Abercrombie & Fitch Co., Class A                        $     2,323,650
       25,000              Advance Auto Parts, Inc.                                      1,089,250
       75,000      (1)     Bed Bath & Beyond, Inc.                                       2,805,750
       70,000              Best Buy Co., Inc.                                            3,546,200
       65,000      (1)     Coach, Inc.                                                   2,336,750
       120,000             Dollar General Corp.                                          2,028,000
       50,000              Hasbro, Inc.                                                  1,060,000
       90,000              Home Depot, Inc.                                              3,649,500
       50,000      (1)     Kohl's Corp.                                                  2,219,500
       35,200              Lowe's Cos., Inc.                                             2,236,960
       55,000      (1)     MGM Mirage                                                    2,038,300
       31,000              Marriott International, Inc., Class A                         2,065,840
       100,000             McDonald's Corp.                                              3,501,000
       30,000              Nike, Inc., Class B                                           2,428,500
       30,000              Nordstrom, Inc.                                               1,251,600
       17,600              Station Casinos, Inc.                                         1,176,560
       60,000              Target Corp.                                                  3,285,000
       75,000      (1)     XM Satellite Radio Holdings, Inc., Class A                    1,963,500
                               TOTAL                                                     41,005,860
                           Consumer Staples--5.9%
       34,300              Altria Group, Inc.                                            2,481,262
       80,000              CVS Corp.                                                     2,220,800
       40,000              Colgate-Palmolive Co.                                         2,195,600
       55,200              PepsiCo, Inc.                                                 3,156,336
       40,000              Procter & Gamble Co.                                          2,369,200
                               TOTAL                                                     12,423,198
                           Energy--11.0%
       20,000              Apache Corp.                                                  1,510,600
       35,000              Baker Hughes, Inc.                                            2,710,400
       33,000              Devon Energy Corp.                                            2,250,930
       50,000              EnCana Corp.                                                  2,493,000
       50,000              GlobalSantaFe Corp.                                           3,052,500
       30,000              Halliburton Co.                                               2,386,500
       25,000              Peabody Energy Corp.                                          2,487,750
       30,000      (1)     Transocean Sedco Forex, Inc.                                  2,434,500
       40,000              Valero Energy Corp.                                           2,497,200
       25,000              XTO Energy, Inc.                                              1,227,000
                               TOTAL                                                     23,050,380
                           Financials--5.2%
       25,000              Allstate Corp.                                                1,301,250
       55,000              Capital One Financial Corp.                                   4,581,500
       20,000              Merrill Lynch & Co., Inc.                                     1,501,400
       35,000              Morgan Stanley                                                2,150,750
       20,000              XL Capital Ltd., Class A                                      1,353,200
                               TOTAL                                                     10,888,100
                           Health Care--20.7%
       75,000      (1)     Amgen, Inc.                                                   5,466,750
       51,050      (1)     Caremark Rx, Inc.                                             2,516,765
       40,000      (1)     Cephalon, Inc.                                                2,835,600
       40,000              Eli Lilly & Co.                                               2,264,800
       25,000      (1)     Forest Laboratories, Inc., Class A                            1,157,000
       52,800      (1)     Genentech, Inc.                                               4,536,576
       25,000      (1)     Gilead Sciences, Inc.                                         1,521,750
       40,000              HCA, Inc.                                                     1,963,200
       50,000              Johnson & Johnson                                             2,877,000
       83,000      (1)     Medimmune, Inc.                                               2,831,960
       66,000              Medtronic, Inc.                                               3,727,020
       150,000             Pfizer, Inc.                                                  3,852,000
       55,600              UnitedHealth Group, Inc.                                      3,303,752
       40,000              Wyeth                                                         1,850,000
       40,000      (1)     Zimmer Holdings, Inc.                                         2,758,000
                               TOTAL                                                     43,462,173
                           Industrials--8.9%
       30,000              Deere & Co.                                                   2,152,800
       180,000             General Electric Co.                                          5,895,000
       50,000              Norfolk Southern Corp.                                        2,492,000
       100,000             Tyco International Ltd.                                       2,605,000
       44,000              United Parcel Service, Inc.                                   3,296,040
       40,000              United Technologies Corp.                                     2,334,800
                               TOTAL                                                     18,775,640
                           Information Technology--26.9%
       30,000      (1)     Adobe Systems, Inc.                                           1,191,600
       60,000      (1)     Apple Computer, Inc.                                          4,530,600
       120,000             Applied Materials, Inc.                                       2,286,000
       155,000     (1)     Check Point Software Technologies Ltd.                        3,354,200
       170,000     (1)     Cisco Systems, Inc.                                           3,156,900
       90,000      (1)     Dell, Inc.                                                    2,637,900
       176,000     (1)     EMC Corp. Mass                                                2,358,400
       14,000      (1)     Google Inc.                                                   6,065,500
       250,000             Intel Corp.                                                   5,317,500
       30,000              Linear Technology Corp.                                       1,116,300
       290,000             Microsoft Corp.                                               8,163,500
       90,000              Motorola, Inc.                                                2,043,900
       500,000     (1)     Oracle Corp.                                                  6,285,000
       60,000              Paychex, Inc.                                                 2,181,000
       50,000              Qualcomm, Inc.                                                2,398,000
       100,000     (1)     Yahoo, Inc.                                                   3,434,000
                               TOTAL                                                     56,520,300
                           Materials--1.4%
       50,000              United States Steel Corp.                                     2,987,500
                               TOTAL COMMON STOCKS (IDENTIFIED COST
                           $175,379,508)                                                209,113,151

                           REPURCHASE AGREEMENT--0.2%
 $     503,000             Interest in $1,760,000,000 joint repurchase
                           agreement 4.46%, dated 1/31/2006, under which
                           Deutsche Bank Securities, Inc., will repurchase
                           U.S. Government Agency securities with various
                           maturities to 1/15/2046 for $1,760,218,044 on
                           2/1/2006.  The market value of the underlying
                           securities at the end of the period was
                           $1,806,205,318.
                        -----------------------------------------------------
                           (AT AMORTIZED COST)                                            503,000
                           TOTAL INVESTMENTS -- 99.7%
                        -----------------------------------------------------
                               (IDENTIFIED COST $175,882,508)(2)                        209,616,151
                               OTHER ASSETS AND LIABILITIES - NET - 0.3%                  555,141
                               TOTAL NET ASSETS - 100%                             $    210,171,292



1    Non-income producing security.

2 At January 31, 2006, the cost of investments for federal tax purposes was $175,882,508. The net unrealized appreciation of investments for federal tax purposes was $33,733,643. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,829,927 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,096,284.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.


Investment Valuation
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.






Federated Market Opportunity Fund
Portfolio of Investments
January 31, 2006 (unaudited)

     Shares or
     Principal
       Amount                                                                           Value

                         COMMON STOCKS--19.0%
                         Beverages--0.5%
     1,100,000           Kirin Brewery Co. Ltd.                                   $   13,717,085
                         Containers & Packaging--0.3%
      259,582            Mayr-Melnhof Karton AG, ADR                                  9,732,119
                         Diversified Telecommunication Services--0.4%
     3,614,100           Telstra Corp. Ltd.                                           10,887,705
                         Food & Staples Retailing--3.4%
     1,148,600           Albertsons, Inc.                                             28,887,290
     2,438,008           Boots Group PLC                                              27,592,480
      350,800            Boots Group PLC, ADR                                         8,068,400
      570,600            Loblaw Cos. Ltd.                                             27,602,001
                         TOTAL                                                        92,150,171
                         Leisure Equipment & Products--0.3%
      252,900            Fuji Photo Film Co., ADR                                     8,768,043
                         Metals & Mining--2.2%
      420,500            Anglo American PLC                                           16,165,801
      900,840            Barrick Gold Corp.                                           28,340,426
      233,600            Newmont Mining Corp.                                         14,436,480
                         TOTAL                                                        58,942,707
                         Oil Gas & Consumable Fuels--3.5%
      445,600            Chevron Corp.                                                26,459,728
      137,400            OMV AG, ADR                                                  9,702,020
      360,400            Petro-Canada                                                 17,247,183
      455,600            Royal Dutch Shell PLC, Class A, ADR                          31,030,916
      240,700            Santos Ltd., ADR                                             9,570,232
                         TOTAL                                                        94,010,079
                         Pharmaceuticals--5.3%
      845,800            Astellas Pharma, Inc.                                        34,942,188
     2,423,600           Daiichi Sankyo Co. Ltd.                                      50,205,430
      474,700            Ono Pharmaceutical Co. Ltd.                                  21,398,885
      516,000            Taisho Pharmaceutical Co.                                    9,956,115
      280,400            Takeda Pharmaceutical Co. Ltd.                               15,844,005
     1,028,000           Tanabe Seiyaku Co. Ltd.                                      11,000,646
                         TOTAL                                                       143,347,269
                         Real Estate--1.9%
     6,188,600           Investa Property Group                                       9,322,913
      652,600            Mills Corp.                                                  27,050,270
     5,139,700           Mirvac Group                                                 15,797,387
                         TOTAL                                                        52,170,570
                         Wireless Telecommunication Services--1.2%
       20,000            NTT DoCoMo, Inc.                                             31,981,905
                         TOTAL COMMON STOCKS (IDENTIFIED COST $434,104,633)          515,707,653

                         CORPORATE BONDS--0.6%
                         Health Care Providers & Services--0.6%
 $   18,500,000          Tenet Healthcare Corp., 6.50%, 6/1/2012
                         (IDENTIFIED COST $18,048,700)                                16,650,000

                         GOVERNMENTS/AGENCIES--12.7%
     27,630,000          Bundesobligation, 3.25%, 4/9/2010                            33,688,735
     29,600,000          Bundesschatzanweisungen, Note, 2.50%, 3/23/2007              35,842,536
    1,180,000,000        European Investment Bank, 2.125%, 9/20/2007                  10,398,244
    3,250,000,000        Japan, Government of, Bond, .10%, 10/20/2006                 27,717,689
    3,250,000,000        Japan, Government of, Bond, .10%, 12/20/2006                 27,714,697
    467,500,000  (1)     Sweden, Government of, 9/20/2006                             60,716,948
    240,000,000          Sweden, Government of, Bond, 4.00%, 12/1/2009                32,571,180
    301,000,000          Sweden, Government of, Bond, 5.00%, 1/28/2009                41,829,095
     18,850,000          U.K. Treasury, Bond, 4.75%, 6/7/2010                         34,171,271
     21,800,000          U.K. Treasury, Gilt, 4.50%, 3/7/2007                         38,840,342
                         TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST
                         $357,935,077)                                               343,490,737

                         HYBRID NOTES--3.6%
      613,363            Credit Suisse First Boston USA, Inc., PERCS                  21,093,554
      734,272    (2)     Morgan Stanley & Co., Inc., PERCS                            33,339,620
      877,700            Morgan Stanley & Co., Inc., PERCS                            42,379,745
                         TOTAL HYBRID NOTES (IDENTIFIED COST $88,001,863)             96,812,919

                         U.S. TREASURY--47.4%
 $   60,000,000          United States Treasury Note, 1.50%, 3/31/2006                59,721,588
     60,000,000          United States Treasury Note, 2.25%, 4/30/2006                59,678,808
     60,000,000          United States Treasury Note, 2.375%, 8/15/2006               59,304,054
     40,000,000          United States Treasury Note, 2.50%, 5/31/2006                39,737,500
     65,000,000          United States Treasury Note, 2.75%, 6/30/2006                64,535,354
     55,500,000          United States Treasury Note, 3.00%, 11/15/2007               54,055,818
     65,000,000          United States Treasury Note, 3.00%, 12/31/2006               64,065,625
     57,000,000          United States Treasury Note, 3.375%, 2/15/2008               55,741,862
     75,000,000          United States Treasury Note, 3.50%, 5/31/2007                73,978,388
     56,200,000          United States Treasury Note, 3.625%, 1/15/2010               54,421,720
     75,000,000          United States Treasury Note, 3.625%, 4/30/2007               74,141,505
     59,000,000          United States Treasury Note, 4.00%, 2/15/2015                56,663,795
     57,000,000          United States Treasury Note, 4.00%, 3/15/2010                55,925,903
     85,000,000          United States Treasury Note, 4.00%, 8/31/2007                84,305,984
     80,000,000          United States Treasury Note, 4.00%, 9/30/2007                79,294,776
     80,000,000          United States Treasury Note, 4.125%, 8/15/2008               79,387,072
     80,000,000          United States Treasury Note, 4.25%, 10/31/2007               79,615,984
     55,500,000          United States Treasury Note, 4.25%, 11/15/2014               54,316,507
     60,000,000          United States Treasury Note, 4.25%, 11/30/2007               59,708,838
     75,000,000          United States Treasury Note, 4.375%, 12/31/2007              74,790,015
                         TOTAL U.S. TREASURY (IDENTIFIED COST                       1,283,391,096
                         $1,287,902,351)

                         PURCHASE PUT OPTIONS--1.5%
                         Financials--0.8%
       8,000     (1)     S&P 500 Index, Expiration Date 3/18/2006                     22,840,000
                         Health Care Providers & Services--0.0%
       4,000     (1)     Express Scripts, Inc., Expiration Date 2/18/2006              290,000
                         Internet Software & Services--0.2%
       8,000     (1)     Yahoo, Inc., Expiration Date 4/22/2006                       6,600,000
                         Semiconductor Equipment & Products--0.1%
       5,000     (1)     KLA-Tencor Corp., Expiration Date 3/18/2006                  2,000,000
                         Specialty Retail--0.4%
       12,000    (1)     Chicos Fas, Inc., Expiration Date 5/20/2006                  4,800,000
       7,000     (1)     Urban Outfitters, Inc., Expiration Date 3/18/2006            5,425,000
                         TOTAL                                                        10,225,000
                         PURCHASE PUT OPTIONS (IDENTIFIED COST $67,908,687)           41,955,000

                         REPURCHASE AGREEMENTS--14.9%
 $  102,617,000          Interest in $1,760,000,000 joint repurchase
                         agreement 4.46%, dated 1/31/2006, under which
                         Deutsche Bank Securities, Inc. will repurchase
                         U.S. Government Agency securities with various
                         maturities to 1/15/2046 for $1,760,218,044 on
                         2/1/2006. The market value of the underlying
                         securities at the end of the period was
                         1,806,205,318. 102,617,000
    300,000,000          Interest in $3,000,000,000 joint repurchase
                         agreement 4.46%, dated 1/31/2006, under which
                         Morgan Stanley & Co., Inc. will repurchase U.S.
                         Government Agency securities with various
                         maturities to 2/1/2035 for $3,000,371,667 on
                         2/1/2006. The market value of the underlying
                         securities at the end of the period was
                         3,061,273,319.                                              300,000,000
                         TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)             402,617,000
                         TOTAL INVESTMENTS - 99.7%                                  2,700,624,405

                         (IDENTIFIED COST $2,656,518,311)(3)
                         OTHER ASSETS AND LIABILITIES - NET - 0.3%                    8,832,237
                         TOTAL NET ASSETS - 100%                                  $ 2,709,456,642


1    Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. The security, which has been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, this security amounted to $33,339,620 which represents 1.2% of total net assets.

3 At January 31, 2006, the cost of investments for federal tax purposes was $2,655,065,861. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $45,558,544. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $99,173,194 and net unrealized depreciation from investments for those securities having an excess of cost over value of $53,614,650.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2006, is as follows:

Security                 Acquisition Date        Acquisition Cost

Morgan Stanley & Co.,    5/4/2005                $734,272
Inc., PERCS


The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
PERCS       --Preferred Equity Redemption Cumulative Stock







Federated Mid Cap Growth Strategies Fund
Portfolio of Investments
January 31, 2006 (unaudited)

     Shares or
     Principal
      Amount                                                                         Value

                          COMMON STOCKS--99.4%
                          Consumer Discretionary--12.9%
      119,200     (1)     Advance Auto Parts, Inc.                            $    5,193,544
      104,500   (1)(,2)   Chicos Fas, Inc.                                         4,552,020
      146,000     (2)     Choice Hotels International, Inc.                        6,939,380
      185,800             Claire's Stores, Inc.                                    5,882,428
      125,900     (1)     Coach, Inc.                                              4,526,105
      186,000   (1)(,2)   Coldwater Creek, Inc.                                    3,794,400
      119,900             Darden Restaurants, Inc.                                 4,875,134
      35,600    (1)(,2)   Getty Images, Inc.                                       2,906,740
      51,600      (2)     Harrah's Entertainment, Inc.                             3,797,760
      42,800      (2)     KB HOME                                                  3,261,360
      99,400    (1)(,2)   MGM Mirage                                               3,683,764
      51,600              Marriott International, Inc., Class A                    3,438,624
      132,600     (1)     Mens Wearhouse, Inc.                                     4,530,942
      203,900             Nordstrom, Inc.                                          8,506,708
      128,400     (1)     O'Reilly Automotive, Inc.                                4,214,088
      153,600     (1)     Office Depot, Inc.                                       5,091,840
      174,900     (1)     Payless ShoeSource, Inc.                                 4,260,564
      64,200              Polo Ralph Lauren Corp., Class A                         3,636,288
      703,600   (1)(,2)   Sirius Satellite Radio, Inc.                             3,989,412
      95,100      (2)     Snap-On Tools Corp.                                      3,816,363
      81,800              Starwood Hotels & Resorts Worldwide, Inc.                4,974,258
      101,300     (2)     Tiffany & Co.                                            3,819,010
                              TOTAL                                               99,690,732
                          Consumer Staples--1.9%
      65,000      (2)     Brown-Forman Corp., Class B                              4,609,800
      94,900      (2)     Bunge Ltd.                                               5,595,304
      44,100      (2)     Reynolds American, Inc.                                  4,459,833
                              TOTAL                                               14,664,937
                          Energy--12.4%
      70,200              Arch Coal, Inc.                                          6,087,744
      91,900              Cameco Corp.                                             7,267,452
      144,800   (1)(,2)   Cheniere Energy, Inc.                                    5,629,824
      213,600             Chesapeake Energy Corp.                                  7,484,544
      119,800             ENSCO International, Inc.                                6,124,176
      52,900      (2)     EOG Resources, Inc.                                      4,472,166
      141,800     (1)     Energy Partners Ltd.                                     3,980,326
      96,900      (1)     FMC Technologies, Inc.                                   5,021,358
      107,000     (1)     Grant Prideco, Inc.                                      5,359,630
      62,900      (2)     Helmerich & Payne, Inc.                                  4,928,844
      139,700             Patterson-UTI Energy, Inc.                               5,255,514
      76,500              Peabody Energy Corp.                                     7,612,515
      88,149    (1)(,2)   Quicksilver Resources, Inc.                              4,431,250
      162,200     (1)     Southwestern Energy Co.                                  6,997,308
      61,700              Tesoro Petroleum Corp.                                   4,471,399
      103,600             Tidewater, Inc.                                          6,052,312
      96,900              XTO Energy, Inc.                                         4,755,852
                              TOTAL                                               95,932,214
                          Financials--9.8%
      79,300              Ace Ltd.                                                 4,341,675
      85,600    (1)(,2)   Affiliated Managers Group                                7,943,680
      31,500              Bear Stearns and Co., Inc.                               3,983,490
      100,700     (1)     CB Richard Ellis Services, Inc.                          6,356,184
      15,100              Chicago Mercantile Exchange Holdings, Inc.               6,391,075
      66,700              Chubb Corp.                                              6,293,145
      278,200   (1)(,2)   E*Trade Group, Inc.                                      6,618,378
      99,400      (2)     HCC Insurance Holdings, Inc.                             3,087,364
      69,850              Legg Mason, Inc.                                         9,059,545
      67,950              Mercantile Bankshares Corp.                              2,578,702
      138,500     (2)     Moody's Corp.                                            8,769,820
      89,400              Principal Financial Group                                4,216,104
      75,600      (2)     T. Rowe Price Group, Inc.                                5,778,108
                              TOTAL                                               75,417,270
                          Health Care--20.6%
      146,000             AmerisourceBergen Corp.                                  6,371,440
      55,400              CIGNA Corp.                                              6,736,640
      108,300     (1)     Caremark Rx, Inc.                                        5,339,190
      179,700   (1)(,2)   Cephalon, Inc.                                          12,738,933
      161,900     (1)     Cerner Corp.                                             7,285,500
      86,900      (1)     Covance, Inc.                                            4,936,789
      128,400     (1)     Coventry Health Care, Inc.                               7,648,788
      138,150     (1)     DaVita, Inc.                                             7,563,713
      735,900   (1)(,2)   Exelixis, Inc.                                           7,933,002
      85,300      (1)     Express Scripts, Inc., Class A                           7,787,037
      87,200      (1)     Forest Laboratories, Inc., Class A                       4,035,616
      88,100      (1)     Health Net, Inc.                                         4,349,497
      108,300     (1)     Henry Schein, Inc.                                       5,051,112
      115,800     (1)     Humana, Inc.                                             6,458,166
      394,600   (1)(,2)   Ligand Pharmaceuticals, Inc., Class B                    4,893,040
      98,200              McKesson HBOC, Inc.                                      5,204,600
      73,000      (1)     Medco Health Solutions, Inc.                             3,949,300
      188,800     (1)     Medimmune, Inc.                                          6,441,856
      245,500   (1)(,2)   PDL BioPharma, Inc.                                      7,156,325
      142,200     (1)     Sepracor, Inc.                                           8,092,602
      219,200             Shire PLC, ADR                                          10,686,000
      133,400   (1)(,2)   Sierra Health Services, Inc.                             5,285,308
      78,300      (1)     St. Jude Medical, Inc.                                   3,846,879
      127,400   (1)(,2)   Sunrise Senior Living, Inc.                              4,630,990
      131,300     (1)     Vertex Pharmaceuticals, Inc.                             4,690,036
                              TOTAL                                               159,112,359
                          Industrials--14.1%
      108,300     (2)     Alexander and Baldwin, Inc.                              5,693,331
      71,700    (1)(,2)   Alliant Techsystems, Inc.                                5,556,750
      162,400   (1)(,2)   Ceradyne, Inc.                                           9,295,776
      78,000              Corporate Executive Board Co.                            6,562,920
      52,900      (2)     Expeditors International Washington, Inc.                3,890,266
      50,300              Fluor Corp.                                              4,423,885
      126,500     (2)     GATX Corp.                                               5,023,315
      675,700   (1)(,2)   GrafTech International Ltd.                              5,047,479
      95,700      (1)     Jacobs Engineering Group, Inc.                           7,978,509
      227,475             Joy Global, Inc.                                        12,292,749
      48,500              L-3 Communications Holdings, Inc.                        3,929,470
      88,900      (1)     Monster Worldwide, Inc.                                  3,792,474
      96,900              Norfolk Southern Corp.                                   4,829,496
      125,900             Precision Castparts Corp.                                6,288,705
      84,500              Rockwell Automation, Inc.                                5,582,915
      42,600              Rockwell Collins                                         1,998,792
      88,500      (1)     URS Corp.                                                3,786,030
      59,200      (2)     UTI Worldwide, Inc.                                      6,200,016
      129,300     (1)     WESCO International, Inc.                                6,197,349
                              TOTAL                                               108,370,227
                          Information Technology--19.2%
      297,100   (1)(,2)   ADC Telecommunications, Inc.                             7,534,456
     1,111,500    (2)     ARM Holdings PLC, ADR                                    7,902,765
      191,300     (1)     ASM Lithography Holding NV                               4,321,467
      374,600   (1)(,2)   ATI Technologies, Inc.                                   6,686,610
      128,478     (1)     Adobe Systems, Inc.                                      5,103,146
      166,200   (1)(,2)   Advanced Micro Devices, Inc.                             6,957,132
      182,500   (1)(,2)   Ansys, Inc.                                              8,004,450
      329,400    (1,2)    aQuantive, Inc.                                          8,567,694
      99,800      (1)     Autodesk, Inc.                                           4,050,882
      333,600   (1)(,2)   Cadence Design Systems, Inc.                             5,891,376
      155,400     (1)     Ceridian Corp.                                           3,835,272
      203,900     (1)     Citrix Systems, Inc.                                     6,288,276
      83,100    (1)(,2)   Cognizant Technology Solutions Corp.                     4,351,947
      96,500      (1)     CommScope, Inc.                                          2,133,615
      166,200     (1)     Comverse Technology, Inc.                                4,552,218
      94,400      (1)     Fiserv, Inc.                                             4,151,712
      129,700             Global Payments, Inc.                                    6,605,621
      145,700             Intersil Holding Corp.                                   4,234,042
      114,500   (1)(,2)   Jabil Circuit, Inc.                                      4,625,800
      124,600     (1)     Lam Research Corp.                                       5,785,178
      382,700     (1)     MEMC Electronic Materials                               10,937,566
      66,900      (1)     Marvell Technology Group Ltd.                            4,577,298
      190,100     (1)     McAfee, Inc.                                             4,408,419
      152,300   (1)(,2)   NVIDIA Corp.                                             6,847,408
      44,500      (1)     Sandisk Corp.                                            2,997,520
      288,300    (1,2)    Sybase, Inc.                                             6,224,397
                              TOTAL                                               147,576,267
                          Materials--4.2%
      64,200      (2)     Cleveland Cliffs, Inc.                                   6,923,970
      386,400   (1)(,2)   Mosaic Co./The                                           5,973,744
      34,000              Phelps Dodge Corp.                                       5,457,000
      107,000             Potash Corp. of Saskatchewan, Inc.                       9,628,930
      75,300              United States Steel Corp.                                4,499,175
                              TOTAL                                               32,482,819
                          Telecommunication Services--3.2%
      293,300   (1)(,2)   American Tower Systems Corp.                             9,074,702
      174,800     (1)     Crown Castle International Corp.                         5,528,924
      200,400   (1)(,2)   NII Holdings, Inc.                                       9,911,784
                              TOTAL                                               24,515,410
                          Utilities--1.1%
      93,500              Edison International                                     4,097,170
      49,100              Questar Corp.                                            4,000,668
                              TOTAL                                                8,097,838
                              TOTAL COMMON STOCKS (IDENTIFIED COST
                          $582,280,840)                                           765,860,073

                          REPURCHASE AGREEMENTS--15.9%
 $   7,031,000            Interest in $1,760,000,000 joint repurchase
                          agreement 4.46%, dated 1/31/2006, under which
                          Deutsche Bank Securities, Inc. will repurchase
                          U.S. Government Agency securities with various
                          maturities to 1/15/2046 for $1,760,218,044 on
                          2/1/2006.  The market value of the underlying
                          securities at the end of the period was
                          $1,806,205,318.                                          7,031,000
    58,000,000            Interest in $1,400,000,000 joint repurchase
                          agreement 4.47%, dated 1/31/2006, under which
                          Barclays Capital, Inc. will repurchase U.S.
                          Government Agency securities with various
                          maturities to 12/19/2025 for $1,400,173,833 on
                          2/1/2006.  The market value of the underlying
                          securities at the end of the period was
                          $1,428,000,907 (purchased with proceeds from
                          securities lending collateral).                         58,000,000
    57,554,000            Interest in $2,000,000,000 joint repurchase
                          agreement 4.47%, dated 1/31/2006, under which
                          Bear Stearns and Co., Inc. will repurchase U.S.
                          Government Agency securities with various
                          maturities to 1/1/2036 for $2,000,248,333 on
                          2/1/2006.  The market value of the underlying
                          securities at the end of the period was
                          $2,044,906,334 (purchased with proceeds from
                          securities lending collateral).                         57,554,000
                              TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED
                          COST)                                                   122,585,000
                              TOTAL INVESTMENTS - 115.3%
                       ---------------------------------------------------
                              (IDENTIFIED COST $704,865,840)(3)                   888,445,073
                              OTHER ASSETS AND LIABILITIES - NET (15.3)%         (117,837,469)
                              TOTAL NET ASSETS - 100%                         $   770,607,604

1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated brokers/dealers. As of January 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned            Market Value of Collateral
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------
       $112,845,545                                               $115,554,000
       ------------------------------------------------------------------------
       ------------------------------------------------------------------------

3 The cost of investments for federal tax purposes amounts to $704,865,840. The net unrealized appreciation of investments for federal tax purposes was $183,579,233. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $186,281,072 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,701,839.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt






Federated Strategic Value Fund
Portfolio of Investments
January 31, 2006 (unaudited)

          Shares or
          Principal
           Amount                                                                           Value

                              COMMON STOCKS--97.0%
                              Consumer Discretionary--1.4%
           633,900                Kingfisher PLC                                       $  2,678,746
                              Consumer Staples--20.7%
           189,004                Boots Group PLC, ADR                                    4,347,092
           46,174                 British American Tobacco PLC, ADR                       2,114,769
           67,900                 Diageo PLC, ADR                                         4,075,358
           113,700                Heinz (H.J.) Co.                                        3,858,978
           102,200                Kraft Foods, Inc., Class A                              3,008,768
           95,922                 Loews Corp.                                             4,423,923
           685,400                Northern Foods                                          1,653,620
           44,683                 Reynolds American, Inc.                                 4,518,792
           440,800                Scottish & Newcastle PLC                                3,923,096
           104,887                UST, Inc.                                               4,084,300
           99,424                 Unilever PLC, ADR                                       4,192,710
                                  TOTAL                                                   40,201,406
                                  Energy--1.5%
           42,025        (1)      Royal Dutch Shell PLC, Class A, ADR                     2,862,323
                                  Financials--35.7%
           160,700                Amsouth Bancorporation                                  4,436,927
           283,700                Barclays PLC                                            3,034,735
           62,810                 CarrAmerica Realty Corp.                                2,311,408
           71,796                 Colonial Properties Trust                               3,318,411
           81,202                 Duke Realty Corp.                                       2,946,009
           105,200                First Horizon National Corp.                            3,983,924
           70,785                 First Industrial Realty Trust                           2,765,570
           175,064                HRPT Properties Trust                                   1,878,437
           74,084                 Health Care Property Investors, Inc.                    2,055,831
           77,107                 Health Care REIT, Inc.                                  2,867,609
           58,391                 Healthcare Realty Trust, Inc.                           2,046,021
           33,427                 Heritage Property Investment                            1,186,659
           62,823                 Hospitality Properties Trust                            2,693,222
           69,200                 ING Groep N.V., ADR                                     2,473,900
           89,300                 KeyCorp                                                 3,160,327
           41,322                 Liberty Property Trust                                  1,870,234
           519,708                Lloyds TSB Group PLC                                    4,729,060
           129,776                National City Corp.                                     4,435,744
           110,407                Nationwide Health Properties, Inc.                      2,525,008
           48,167                 PNC Financial Services Group                            3,124,112
           187,434                Senior Housing Properties Trust                         3,360,692
           137,300                U.S. Bancorp                                            4,106,643
           92,683                 Washington Mutual Bank                                  3,922,345
                                  TOTAL                                                   69,232,828
                                  Industrials--1.9%
           332,125                BAA PLC, ADR                                            3,728,103
                                  Materials--5.4%
           116,500                Du Pont (E.I.) de Nemours & Co.                         4,560,975
           177,333                Packaging Corp. of America                              4,114,126
           89,448                 UPM - Kymmene Oyj, ADR                                  1,835,473
                                  TOTAL                                                   10,510,574
                                  Telecommunication Services--11.5%
           187,300                AT&T, Inc.                                              4,860,435
           173,999                BCE, Inc.                                               4,212,516
           170,400                BellSouth Corp.                                         4,902,408
           952,100                Telecom Corp. of New Zealand                            3,704,416
           147,400                Verizon Communications                                  4,666,684
                                  TOTAL                                                   22,346,459
                                  Utilities--18.9%
           60,591                 Ameren Corp.                                            3,075,599
           47,549                 Cinergy Corp.                                           2,066,004
           37,838                 Consolidated Edison Co.                                 1,778,764
           80,422                 KeySpan Corp.                                           2,888,758
           52,591                 NICOR, Inc.                                             2,150,972
           105,374                NiSource, Inc.                                          2,163,328
           83,360                 OGE Energy Corp.                                        2,263,224
           86,067                 Peoples Energy Corp.                                    3,203,414
           71,758                 Pepco Holdings, Inc.                                    1,651,152
           60,932                 Pinnacle West Capital Corp.                             2,596,313
           64,600                 Progress Energy, Inc.                                   2,817,852
           53,242                 Scottish Power PLC, ADR                                 2,169,079
           34,138                 Southern Co.                                            1,188,002
           188,085                United Utilities PLC, ADR                               4,596,797
           102,210                Xcel Energy, Inc.                                       1,984,918
                                  TOTAL                                                   36,594,176
                                  TOTAL COMMON STOCKS (IDENTIFIED COST                    88,154,615
                                  $181,443,717)

                              REPURCHASE AGREEMENTS--3.2%
   $      3,159,000               Interest in $1,760,000,000 joint repurchase             1,159,000
                                  agreement 4.46%, dated 1/31/2006, under which
                                  Deutsche Bank Securities, Inc. will repurchase
                                  U.S. Government Agency securities with various
                                  maturities to 1/15/2046 for $1,760,218,044 on
                                  2/1/2006. The market value of the underlying
                                  securities at the end of the period was
                                  $1,806,205,318.
          3,000,000               Interest in $3,000,000,000 joint repurchase             3,000,000
                                  agreement 4.46%, dated 1/31/2006, under which
                                  Morgan Stanley & Co., Inc. will repurchase U.S.
                                  Government Agency securities with various
                                  maturities to 2/1/2035 for $3,000,371,667 on
                                  2/1/2006. The market value of the underlying
                                  securities at the end of the period was
                                  $3,061,273,319.
                                  TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)         36,159,000
                                  TOTAL INVESTMENTS -                                    194,313,615
                                  100.2%
                                   (IDENTIFIED COST $187,602,717)(2)
                                  OTHER ASSETS AND LIABILITIES - NET - (0.2)%             (366,842)
                                  TOTAL NET ASSETS - 100%                              $193,946,773

1    Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $187,602,717. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $6,710,898. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,019,687 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,308,789.

Note: The categories of investments are shown as a percentage total of net assets at January 31, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days or at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
REIT        --Real Estate Investment Trust







Federated Technology Fund
Portfolio of Investments
January 31, 2006 (unaudited)

      Shares or
      Principal
       Amount                                                                         Value

                         COMMON STOCKS--99.9%
                         Consumer Discretionary--3.8%
       37,200    (1)     eBay, Inc.                                           $     1,603,320
       29,200            Philips Electronics NV, ADR                                 983,164
       64,600   (1)(,2)  Sirius Satellite Radio, Inc.                                366,282
       17,000   (1)(,2)  XM Satellite Radio Holdings, Inc., Class A                  445,060
                             TOTAL                                                  3,397,826
                         Health Care--9.9%
       33,600   (1)(,2)  Cephalon, Inc.                                             2,381,904
       64,700    (1)     Exelixis, Inc.                                              697,466
       40,900   (1)(,2)  Ligand Pharmaceuticals, Inc., Class B                       507,160
       16,100   (1)(,2)  Medimmune, Inc.                                             549,332
       22,100            Medtronic, Inc.                                            1,247,987
       21,300            Novartis AG, ADR                                           1,174,908
        3,900            Roche Holding AG                                            616,482
       33,300    (2)     Shire PLC, ADR                                             1,623,375
                             TOTAL                                                  8,798,614
                         Information Technology--86.2%
       32,000   (1)(,2)  aQuantive, Inc.                                             832,320
       327,300   (2)     ARM Holdings PLC, ADR                                      2,327,103
       29,500   (1)(,2)  ASM Lithography Holding NV                                  666,405
       33,400   (1)(,2)  ATI Technologies, Inc.                                      596,190
       37,700            Accenture Ltd.                                             1,188,681
       23,400    (1)     Adobe Systems, Inc.                                         929,448
        9,300   (1)(,2)  Advanced Micro Devices, Inc.                                389,298
       17,200            Advantest Corp., ADR                                        528,384
       53,500    (2)     Alcatel SA, ADR                                             716,900
       99,100    (1)     Altera Corp.                                               1,913,621
       49,300    (1)     Amdocs Ltd.                                                1,587,460
       55,900            Analog Devices, Inc.                                       2,223,143
       18,900   (1)(,2)  Ansys, Inc.                                                 828,954
        8,400    (1)     Apple Computer, Inc.                                        634,284
       126,200           Applied Materials, Inc.                                    2,404,110
       18,306    (1)     Atos SA                                                    1,356,356
       74,900   (1)(,2)  Avaya, Inc.                                                 790,195
       71,900    (1)     Cadence Design Systems, Inc.                               1,269,754
       92,400   (1)(,2)  Check Point Software Technologies Ltd.                     1,999,536
       175,600   (1)     Cisco Systems, Inc.                                        3,260,892
       27,900    (1)     Cognizant Technology Solutions Corp.                       1,461,123
       42,700    (1)     Cognos, Inc.                                               1,626,870
       22,100   (1)(,2)  Comverse Technology, Inc.                                   605,319
       34,700    (1)     Corning, Inc.                                               844,945
       83,800    (1)     Dell, Inc.                                                 2,456,178
       38,600    (1)     Dolby Laboratories, Class A                                 786,282
       164,500   (1)     EMC Corp. Mass                                             2,204,300
       22,800   (1)(,2)  Electronics for Imaging, Inc.                               630,420
       59,700   (1)(,2)  Flextronics International Ltd.                              624,462
        3,200    (1)     Google Inc.                                                1,386,400
       16,200            IBM Corp.                                                  1,317,060
       99,500            Intel Corp.                                                2,116,365
       26,600    (1)     Jabil Circuit, Inc.                                        1,074,640
       40,500   (1)(,2)  Juniper Networks, Inc.                                      734,265
       31,370    (2)     KLA-Tencor Corp.                                           1,630,612
       14,200   (1)(,2)  Lexmark International Group, Class A                        689,694
       61,900    (2)     Linear Technology Corp.                                    2,303,299
       156,600  (1)(,2)  Lucent Technologies, Inc.                                   413,424
        8,100    (1)     Marvell Technology Group Ltd.                               554,202
       61,000    (2)     Maxim Integrated Products, Inc.                            2,503,440
       32,900    (1)     McAfee, Inc.                                                762,951
       16,100   (1)(,2)  Mercury Interactive Corp.                                   559,475
       49,780    (2)     Microsoft Corp.                                            1,401,307
       63,000            Motorola, Inc.                                             1,430,730
       34,700   (1)(,2)  NCR Corp.                                                  1,289,105
       35,800   (1)(,2)  Network Appliance, Inc.                                    1,116,960
       79,800            Nokia Oyj, Class A, ADR                                    1,466,724
       159,000  (1)(,2)  Nortel Networks Corp.                                       477,000
       214,200   (1)     Oracle Corp.                                               2,692,494
       42,200            Paychex, Inc.                                              1,533,970
       10,200   (1)(,2)  Research in Motion Ltd.                                     688,500
       29,000            SAP AG, ADR                                                1,489,730
       58,100   (1)(,2)  SSA Global Technologies, Inc.                              1,010,940
        1,104            Samsung Electronics Co.                                     843,700
       29,500   (1)(,2)  Sigmatel Inc.                                               377,010
       120,782   (1)     Symantec Corp.                                             2,219,973
       19,700    (2)     Telefonaktiebolaget LM Ericsson, Class B, ADR               718,656
       11,200            Texas Instruments, Inc.                                     327,376
       172,800  (1)(,2)  Unisys Corp.                                               1,156,032
       59,800            Xilinx, Inc.                                               1,683,968
       38,900    (1)     Yahoo, Inc.                                                1,335,826


                             TOTAL                                                 76,988,761


                             TOTAL COMMON STOCKS (IDENTIFIED COST                  89,185,201
                         $73,674,905)

                         MUTUAL FUND -22.5%
     20,091,634  (3)     Prime Value Obligations Fund, IS Shares (at net
                         asset value)
                      ---------------------------------------------------
                         (held as collateral for securities lending)               20,091,634

                         REPURCHASE AGREEMENT--0.4%
  $    346,000           Interest in $1,760,000,000 joint repurchase
                         agreement 4.46%, dated 1/31/2006, under which
                         Deutsche Bank Securities, Inc., will repurchase
                         U.S. Government Agency securities with various
                         maturities to 1/15/2046 for $1,760,218,044 on
                         2/1/2006.  The market value of the underlying
                         securities at the end of the period was
                         $1,806,205,318.
                      ---------------------------------------------------
                         (AT AMORTIZED COST)                                         346,000
                             TOTAL INVESTMENTS - 122.8%
                      ---------------------------------------------------
                             (IDENTIFIED COST $94,112,539 )(4)                     109,622,835
                             OTHER ASSETS AND LIABILITIES - NET (22.8)%           (20,382,329)
                             TOTAL NET ASSETS - 100%                          $    89,240,506

1    Non-income producing security.

2    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers. As of January 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned   Market Value of Collateral

       $19,535,953                         $20,091,634

3    Affiliated company.

4 The cost of investments for federal tax purposes amounts to $94,112,539. The net unrealized appreciation of investments for federal tax purposes was $15,510,296. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,788,044 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,277,748.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Funds

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        March 23, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        March 23, 2006